ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUALS AND OTHER CURRENT LIABILITIES
Summary of accrued liabilities and other current liabilities

	As of December 31,
	2019	2020
	US$	US$
Professional service fees	145,157	3,459,430
Payroll and related liabilities	2,370,523	2,390,025
Utility and maintenance	4,595	459
Other taxes and surcharge	—	63,919
Others	19,889	145,664
	2,540,164	6,059,497